Goodwill and Other Intangible Assets (Table of Amortization Expense) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Goodwill and Other Intangible Assets
Amortization of intangible assets	$ 67.7	$ 11.2	$ 15.0